SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	1,184,847
Granted (in shares)	368,375
Exercised (in shares)	319,860
Cancelled (in shares)	2,765
Forfeited (in shares)	121,161
Ending balance (in shares)	1,109,436	1,184,847
Exercisable (in shares)	425,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in usd per share)	$ 19.82
Granted (in usd per share)	17.86
Exercised (in usd per share)	16.46
Cancelled (in usd per share)	25.70
Forfeited (in usd per share)	1.20
Ending balance (in usd per share)	22.16	$ 19.82
Exercisable (in usd per share)	$ 40.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at December 31	4 years 4 months 6 days	4 years 5 months 19 days
Exercisable	3 years 3 months 7 days
Aggregate intrinsic value
Outstanding at January 1	$ 104,731
Outstanding at December 31	147,545	$ 104,731
Exercisable	$ 48,955